NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Oct. 31, 2023
NON-CONTROLLING INTEREST
Summary of non-controlling interest activities

Amount
Non-controlling interest at October 31, 2020	$495
Net loss attributable to non-controlling interest	(28)
Foreign currency translation adjustment attributable to non-controlling interest	22
Non-controlling interest at October 31, 2021	489
Net loss attributable to non-controlling interest	(32)
Foreign currency translation adjustment attributable to non-controlling interest	(57)
Non-controlling interest at October 31, 2022	400
Net loss attributable to non-controlling interest	(5)
Foreign currency translation adjustment attributable to non-controlling interest	(1)
Non-controlling interest at October 31, 2023	$394